APPENDIX B
MISCELLANEOUS TABLES
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Tables 1 through 6 provide  information for the Fountainhead  Special Value Fund for the Periods ending October 31, 1999, 2000, and 2001; and for the Fountainhead Kaleidoscope Fund for the periods ending October 31, 2000 and 2001 (date of inception was November 1, 1999). Prior to September 17, 2001, the Funds
were  series  of  AmeriPrime   Funds   (another   mutual  fund)  and  maintained
substantially similar investment objectives and investment policies to that of the Funds. While associated with AmeriPrime Funds, the Funds were serviced by
Unified  Fund  Services,  Inc.  ("Unified"),   431  North  Pennsylvania  Street,
Indianapolis, Indiana 46204.

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                             ADVISORY FEE      ADVISORY FEE      ADVISORY FEE
 YEAR ENDED OCTOBER 31, 2001                    PAYABLE           WAIVED           RETAINED
   Fountainhead Kaleidoscope Fund                $49,601           $14,184           $35,417
   Fountainhead Special Value Fund              $333,111          $106,346          $226,765
 YEAR ENDED OCTOBER 31, 2000
   Fountainhead Kaleidoscope Fund                $30,115                $0           $30,115
   Fountainhead Special Value Fund              $296,201                $0          $296,201
 YEAR ENDED OCTOBER 31, 1999
   Fountainhead Special Value Fund              $128,855                $0          $128,855

TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable by each Fund, the amount of fee that was waived, if any, and the actual fees received.

                                              ADMINISTRATION          ADMINISTRATION       ADMINISTRATION
YEAR ENDED OCTOBER 31, 2001                     FEE PAYABLE             FEE WAIVED          FEE RETAINED
   Fountainhead Kaleidoscope Fund                        $0                    $0                   $0
   Fountainhead Special Value Fund                  $29,736                    $0              $29,736
YEAR ENDED OCTOBER 31, 2000
   Fountainhead Kaleidoscope Fund                   $20,000                    $0              $20,000
   Fountainhead Special Value Fund                  $30,000                    $0              $30,000
YEAR ENDED OCTOBER 31, 1999
   Fountainhead Special Value Fund                  $32,500                    $0              $32,500

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable by each Fund, the amount of fee that was waived, if any, and the actual fees received.

                                                ACCOUNTING FEE    ACCOUNTING FEE    ACCOUNTING FEE
YEAR ENDED OCTOBER 31, 2001                         PAYABLE           WAIVED           RETAINED
   Fountainhead Kaleidoscope Fund                        $0               $0                 $0
   Fountainhead Special Value Fund                  $25,657               $0            $29,736
YEAR ENDED OCTOBER 31, 2000
   Fountainhead Kaleidoscope Fund                   $10,100               $0            $10,001
   Fountainhead Special Value Fund                  $23,900               $0            $23,900
YEAR ENDED OCTOBER 31, 1999
   Fountainhead Special Value Fund                  $15,797               $0            $15,797


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TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable by each Fund, the amount of fee that was waived, if any, and the actual fees received.

                                              TRANSFER AGENCY      TRANSFER AGENCY       TRANSFER AGENCY
YEAR ENDED OCTOBER 31, 2001                     FEE PAYABLE           FEE WAIVED           FEE RETAINED
   Fountainhead Kaleidoscope Fund                        $0                   $0                     $0
   Fountainhead Special Value Fund                  $18,406                   $0                $18,406
YEAR ENDED OCTOBER 31, 2000
   Fountainhead Kaleidoscope Fund                        $0                   $0                     $0
   Fountainhead Special Value Fund                  $15,972                   $0                $15,972
YEAR ENDED OCTOBER 31, 1999
   Fountainhead Special Value Fund                  $14,260                   $0                $14,260

TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of each Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                                 TOTAL               % OF
                                                               BROKERAGE           BROKERAGE              % OF
                                                              COMMISSIONS         COMMISSIONS         TRANSACTIONS
                                             TOTAL           ($) PAID TO AN       PAID TO AN          EXECUTED BY
                                           BROKERAGE        AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
                                          COMMISSIONS           FUND OR             FUND OR           THE FUND OR
YEAR ENDED OCTOBER 31, 2001                   ($)               ADVISER             ADVISER             ADVISER
Fountainhead Kaleidoscope Fund              $10,592               None                 NA                 NA
Fountainhead Special Value Fund             $80,064               None                 NA                 NA
YEAR ENDED OCTOBER 31, 2000
Fountainhead Kaleidoscope Fund               $9,086               None                 NA                 NA
Fountainhead Special Value Fund             $45,432               None                 NA                 NA
YEAR ENDED OCTOBER 31, 1999
Fountainhead Special Value Fund             $44,128               None                 NA                 NA

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.


YEAR ENDED OCTOBER 31, 2001                    REGULAR BROKER OR DEALER                     VALUE HELD
Fountainhead Kaleidoscope Fund                            NA
Fountainhead Special Value Fund                           NA
YEAR ENDED OCTOBER 31, 2000
Fountainhead Kaleidoscope Fund                            NA
Fountainhead Special Value Fund                           NA
YEAR ENDED OCTOBER 31, 1999
Fountainhead Special Value Fund                           NA